Borrowed Funds	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowed Funds
Note 7. Borrowed Funds
The following table summarizes the Company’s borrowed funds at the dates indicated:

(in thousands)	March 31, 2021	December 31, 2020
Wholesale Borrowings:
FHLB advances	$14,302,661	$14,627,661
Repurchase agreements	800,000	800,000

Total wholesale borrowings	$15,102,661	$15,427,661
Junior subordinated debentures	360,362	360,259
Subordinated notes	295,764	295,624

Total borrowed funds	$15,758,787	$16,083,544

The following table summarizes the Company’s repurchase agreements accounted for as secured borrowings at March 31, 2021:

	Remaining Contractual Maturity of the Agreements
(in thousands)	Overnight and Continuous	Up to 30 Days	30–90 Days	Greater than 90 Days
GSE obligations	$—	$—	$—	$800,000
Subordinated Notes
At March 31, 2021 and December 31, 2020, the Company had $295.8 million and $295.6 million, respectively, of fixed-to-floating
rate subordinated notes outstanding:

Date of Original Issue	Stated Maturity	Interest Rate (1)	Original Issue Amount
(dollars in thousands)
Nov. 6, 2018	Nov. 6, 2028	5.90%	$300,000

(1)
From and including the date of original issuance to, but excluding November 6, 2023, the Notes will bear interest at an initial rate of 5.90% per annum payable semi-annually. Unless redeemed, from and including November 6, 2023 to but excluding the maturity date, the interest rate will reset quarterly to an annual interest rate equal to the then-current three-month LIBOR rate plus 278 basis points payable quarterly.

Junior Subordinated Debentures
At March 31, 2021 and December 31, 2020, the Company had $360.4 million and $360.3 million, respectively, of outstanding junior subordinated deferrable interest debentures (“junior subordinated debentures”) held by statutory business trusts (the “Trusts”) that issued guaranteed capital securities.
The Trusts are accounted for as unconsolidated subsidiaries, in accordance with GAAP. The proceeds of each issuance were invested in a series of junior subordinated debentures of the Company and the underlying assets of each statutory business trust are the relevant debentures. The Company has fully and unconditionally guaranteed the obligations under each trust’s capital securities to the extent set forth in a guarantee by the Company to each trust. The Trusts’ capital securities are each subject to mandatory redemption, in whole or in part, upon repayment of the debentures at their stated maturity or earlier redemption.
The following junior subordinated debentures were outstanding at March 31, 2021:

Issuer	Interest Rate of Capital Securities and Debentures	Junior Subordinated Debentures Amount Outstanding	Capital Securities Amount Outstanding	Date of Original Issue	Stated Maturity	First Optional Redemption Date
	(dollars in thousands)
New York Community Capital Trust V (BONUSESSM Units)	6.00%	$146,436	$140,085	Nov. 4, 2002	Nov. 1, 2051	Nov. 4, 2007	(1)
New York Community Capital Trust X	1.78	123,712	120,000	Dec. 14, 2006	Dec. 15, 2036	Dec. 15, 2011	(2)
PennFed Capital Trust III	3.43	30,928	30,000	June 2, 2003	June 15, 2033	June 15, 2008	(2)
New York Community Capital Trust XI	1.85	59,286	57,500	April 16, 2007	June 30, 2037	June 30, 2012	(2)

Total junior subordinated debentures		$360,362	$347,585

(1)	Callable subject to certain conditions as described in the prospectus filed with the SEC on November 4, 2002.
(2)	Callable from this date forward.

NOTE 9: BORROWED FUNDS
The following table summarizes the Company’s borrowed funds at December 31, 2020 and 2019:

	December 31,
(in thousands)	2020	2019
Wholesale borrowings:
FHLB advances	$14,627,661	$13,102,661
Repurchase agreements	800,000	800,000

Total wholesale borrowings	$15,427,661	$13,902,661
Junior subordinated debentures	360,259	359,866
Subordinated notes	295,624	295,066

Total borrowed funds	$16,083,544	$14,557,593

Accrued interest on borrowed funds is included in “Other liabilities” in the Consolidated Statements of Condition and amounted to $19.3 million and $23.4 million, respectively, at December 31, 2020 and 2019.

FHLB Advances
The contractual maturities and the next call dates of FHLB advances outstanding at December 31, 2020 were as follows:

	Contractual Maturity		Earlier of Contractual Maturity or Next Call Date
(dollars in thousands) Year	Amount	Weighted Average Interest Rate (1)	Amount	Weighted Average Interest Rate (1)
2021	$3,272,661	0.87%	$8,952,661	1.73%
2022	550,000	1.31	2,150,000	1.43
2023	2,525,000	0.85	2,725,000	0.91
2024	800,000	0.53	800,000	0.53
2028	4,350,000	2.40	—	—
2029	3,130,000	1.55	—	—

Total FHLB advances	$14,627,661	1.47	$14,627,661	1.47

(1)	Does not included the effect interest rate swap agreements.
FHLB advances include both straight fixed-rate advances and advances under the FHLB convertible advance program, which gives the FHLB the option of either calling the advance after an initial lock-out
period of up to five years and quarterly thereafter until maturity, or a one-time
call at the initial call date.
The Company had $2.3 billion of short-term FHLB advances at December 31, 2020. During the twelve months ended December 31, 2020, the average balance of short-term FHLB advances were $2.1 billion, with a weighted average interest rate of .72%, generating interest expense of $15.3 million. The Company had $1.0 billion of short-term FHLB advances at December 31, 2019. During the twelve months ended December 31, 2019, the average balance of short-term FHLB advances were $52.4 million, with a weighted average interest rate of 1.9%, generating interest expense of $1.0 million. There were no short-term advances at December 31, 2018.
At December 31, 2020 and 2019, respectively, the Bank had unused lines of available credit with the FHLB of up to $7.3 billion and $7.9 billion. The Company had no overnight advances at December 31, 2020, and $100.0 million overnight FHLB advances at December 31, 2019. During the twelve months ended December 31, 2020, the average balance of overnight advances amounted to $2.0 million, with a weighted average interest rate of 1.2%, generating interest expense of $24,000. During the twelve months ended December 31, 2019, the average balances of overnight advances amounted to $3.1 million, with weighted average interest rates of 2.1%, generating interest expense of $66,000.
Total FHLB advances generated interest expense of $245.7 million, $259.0 million, and $248.0 million, in the years ended December 31, 2020, 2019, and 2018, respectively.
Repurchase Agreements
The following table presents an analysis of the contractual maturities and next call dates of the Company’s outstanding repurchase agreements accounted for as secured borrowings at December 31, 2020:

	Contractual Maturity		Earlier of Contractual Maturity or Next Call Date
(dollars in thousands) Year	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
2021	$—	—%	$400,000	2.31%
2022	—	—	400,000	2.16
2028	300,000	2.37	—	—
2029	500,000	2.16	—	—

	$800,000	2.24	$800,000	2.24

The following table provides the contractual maturity and weighted average interest rate of repurchase agreements, and the amortized cost and fair value of the securities collateralizing the repurchase agreements, at December 31, 2020:

			Mortgage-Related and Other Securities		GSE Debentures and U.S. Treasury Obligations
(dollars in thousands) Period of Maturity	Amount	Weighted Average Interest Rate	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Greater than 90 days	$800,000	2.24%	$286,198	$304,261	$571,182	$573,344

The Company had no short-term repurchase agreements outstanding at December 31, 2020 or 2019.
At December 31, 2020 and 2019, the accrued interest on repurchase agreements amounted to $1.7 million. The interest expense on repurchase agreements was $18.2 million, $17.7 million, and $6.8 million, in the years ended December 31, 2020, 2019, and 2018, respectively.
Federal Funds Purchased
There were no federal funds purchased outstanding at December 31, 2020 or 2019.
In 2020 and 2019, respectively, the average balances of federal funds purchased were $179.9 million and $6.8 million, with weighted average interest rates of 0.49% and 1.7%. In 2018, the average balance of federal funds purchased amounted to $620,000 with a weighted average interest rate of 2.2%. The interest expense produced by federal funds purchased was $886,000, $118,000 and $14,000 for the years ended December 31, 2020, 2019 and 2018, respectively.
Junior Subordinated Debentures
At December 31, 2020 and 2019, the Company had $360.3 million and $359.9 million, respectively, of outstanding junior subordinated deferrable interest debentures (“junior subordinated debentures”) held by statutory business trusts (the “Trusts”) that issued guaranteed capital securities.
The Trusts are accounted for as unconsolidated subsidiaries, in accordance with GAAP. The proceeds of each issuance were invested in a series of junior subordinated debentures of the Company and the underlying assets of each statutory business trust are the relevant debentures. The Company has fully and unconditionally guaranteed the obligations under each trust’s capital securities to the extent set forth in a guarantee by the Company to each trust. The Trusts’ capital securities are each subject to mandatory redemption, in whole or in part, upon repayment of the debentures at their stated maturity or earlier redemption.
The following junior subordinated debentures were outstanding at December 31, 2020:

Issuer	Interest Rate of Capital Securities and Debentures	Junior Subordinated Debentures Amount Outstanding	Capital Securities Amount Outstanding	Date of Original Issue	Stated Maturity	First Optional Redemption Date
	(dollars in thousands)
New York Community Capital Trust V (BONUSESSM Units)	6.00%	$146,333	$139,982	Nov. 4, 2002	Nov. 1, 2051	Nov. 4, 2007 (1)
New York Community Capital Trust X	1.82	123,712	120,000	Dec. 14, 2006	Dec. 15, 2036	Dec. 15, 2011 (2)
PennFed Capital Trust III	3.47	30,928	30,000	June 2, 2003	June 15, 2033	June 15, 2008 (2)
New York Community Capital Trust XI	1.89	59,286	57,500	April 16, 2007	June 30, 2037	June 30, 2012 (2)

Total junior subordinated debentures		$360,259	$347,482

(1)	Callable subject to certain conditions as described in the prospectus filed with the SEC on November 4, 2002.
(2)	Callable from this date forward.
The Bifurcated Option Note Unit SecuritiES
SM
(“BONUSES units”) included in the preceding table were issued by the Company on November 4, 2002 at a public offering price of $50.00 per share. Each of the 5,500,000 BONUSES units offered consisted of a capital security issued by New York Community Capital Trust V, a trust formed by the Company, and a warrant to purchase 2.4953 shares of the common stock of the Company (for a total of approximately 13.7 million common shares) at an effective exercise price of $20.04 per share. Each capital security has a maturity of 49 years, with a coupon, or distribution rate, of 6.00% on the $50.00 per share liquidation amount. The warrants and capital securities were non-callable
for five years from the date of issuance and were not called by the Company when the five-year period passed on November 4, 2007.
The gross proceeds of the BONUSES units totaled $275.0 million and were allocated between the capital security and the warrant comprising such units in proportion to their relative values at the time of issuance. The value assigned to the warrants, $92.4 million, was recorded as a component of additional
“paid-in
capital” in the Company’s Consolidated Statements of Condition. The value assigned to the capital security component was $182.6 million. The $92.4 million difference between the assigned value and the stated liquidation amount of the capital securities was treated as an original issue discount, and is being amortized to interest expense over the
49-year
life of the capital securities on a level-yield basis. At December 31, 2020, this discount totaled $65.4 million.
The other three trust preferred securities noted in the preceding table were formed for the purpose of issuing Company Obligated Mandatorily Redeemable Capital Securities of Subsidiary Trusts Holding Solely Junior Subordinated Debentures (collectively, the “Capital Securities”). Dividends on the Capital Securities are payable either quarterly or semi-annually and are deferrable, at the Company’s option, for up to five years. As of December 31, 2020, all dividends were current.
Interest expense on junior subordinated debentures was $18.8 million, $22.4 million, and $21.7 million, respectively, for the years ended December 31, 2020, 2019, and 2018.
Subordinated Notes
At December 31, 2020 and 2019, the Company had $295.6 million and $295.1 million, respectively, of fixed-to-floating
rate subordinated notes outstanding:

Date of Original Issue	Stated Maturity	Interest Rate (1)	Original Issue Amount
	(dollars in thousands)
Nov. 6, 2018	Nov. 6, 2028	5.90%	$300,000

(1)
From and including the date of original issuance to, but excluding November 6, 2023, the Notes will bear interest at an initial rate of 5.90% per annum payable semi-annually. Unless redeemed, from and including November 6, 2023 to but excluding the maturity date, the interest rate will reset quarterly to an annual interest rate equal to the then-current three-month LIBOR rate plus 278 basis point payable quarterly.

The interest expense on subordinated notes amounted to $18.3 million for the years ended December 31, 2020 and 2019. The interest expense on subordinated notes amounted to $2.8 million for the year ended December 31, 2018